Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	ADVISORS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001027596
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 30, 2011
Capital Advisors Growth Fund (Prospectus Summary) | Capital Advisors Growth Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CIAOX

Capital Advisors Growth Fund (Prospectus Summary) | Capital Advisors Growth Fund
Capital Advisors Growth Fund
Investment Objective
Capital Advisors Growth Fund (the "Fund") seeks to achieve long-term capital growth.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Capital Advisors Growth Fund Investor Class
Redemption fee (as a percentage of amount redeemed on shares held 7 days or less)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Capital Advisors Growth Fund Investor Class
Management Fees		0.75%
Distribution and Service (Rule 12b-1) Fees		0.25%
Other Expenses		0.78%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses	[1]	1.80%
Less: Fee Waiver		(0.53%)
Net Annual Fund Operating Expenses	[2]	1.27%
[1]	Total Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets Before Expense Waiver" found in the Financial Highlights , which reflects the Fund's operating expenses and does not include acquired fund fees and expenses ("AFFE").
[2]	Capital Advisors, Inc. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and/or pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed 1.25% of the Fund's average daily net assets for its current fiscal year (the "Expense Cap"). The Expense Cap will remain in effect through at least April 30, 2012, and may only be terminated by the Board of Trustees (the "Board") of Advisors Series Trust (the "Trust"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Example.
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and that you then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation only in the first year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Capital Advisors Growth Fund Investor Class	129	515	925	2,072

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 130.84%
of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in common stocks of U.S. companies. The Fund may also invest in securities of foreign companies that are publicly traded in the U.S., including American Depositary Receipts ("ADRs"). Under normal conditions, the
Fund will invest at least 65% of its total assets in common stocks of companies that the Advisor believes have the potential for long-term growth of capital. The Advisor uses the growth style of investing. Growth stocks are securities of companies that have or are expected to have above average earnings growth.

The Fund buys and sells stocks based on the Advisor's research, and focuses on characteristics that the Advisor believes allow a company to grow at an above-average rate for an extended period of time, including: dominant position within its industry; sustainable competitive advantage; shareholder oriented management philosophy; strong brand or franchise value; operating within a definable growing market; and strong research and development.

The Fund will consider selling stocks in its portfolio when the stock reaches its target, fundamentals supporting the stock's value deteriorate, and/or better investment alternatives exist.

The Fund is non-diversified which means that with respect to 50% of its total assets, it may make larger investments in individual companies than a fund that is diversified. However, with respect to the other 50% of its total assets, the
Fund may only invest 5% of its total assets in the securities of any one individual company.

Principal Risks
The Fund cannot guarantee that it will achieve its investment objective. There is the risk that you could lose money on your investment in the Fund. The following are the principal risks that could adversely affect the value of your investment in the Fund:

·  Equity Risk - the equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests;

 · Growth-Style Investing Risk - growth stocks may be more volatile than other types of stocks and may perform differently from the market as a whole;

·  Management Risk - the Fund's ability to achieve its investment objective depends on the ability of the Advisor to correctly identify economic trends and select stocks, particularly in volatile stock markets;

·  Market Risk - the value of stocks and other securities the Fund holds or the overall stock market may decline over short or extended periods;

·  Non-Diversification Risk - the Fund has the ability to take larger positions in a smaller number of issuers than a diversified fund and the Fund's share price may therefore be more volatile than the share price of a diversified fund; and

·  Non-U.S. Investment Risk - the Fund may invest, without limit, in foreign securities. These investments are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund's investments.

Who May Want to Invest in the Fund?

The Fund may be appropriate for investors who:

· Are pursuing a long-term goal such as retirement;

· Want to add an investment with growth potential to diversify their investment portfolio; or

· Are willing to accept higher short-term risk along with a higher potential for long-term growth.

Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1,
5 and 10 years compare with those of a broad measure of market performance, as well as an index that reflects the market sectors in which the Fund invests. The
Fund's past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund's website at www.ciaox.com or by calling the Fund toll-free at
1-866-205-0523.

Calendar Year Total Returns as of December 31

During the period shown in the bar chart, the Fund's highest quarterly return was 29.20% for the quarter ended December 31, 2001, and the lowest quarterly return was -30.23% for the quarter ended March 31, 2001.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns Capital Advisors Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class	Return Before Taxes	11.54%	2.97%	(0.05%)
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	11.38%	2.92%	(0.07%)
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	7.71%	2.55%	(0.04%)
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	1.41%
Russell 1000® Growth Index	Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%	0.02%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

The "Return After Taxes on Distributions and Sale of Fund Shares" figure is higher than other return figures when a net capital loss occurs upon the redemption of Fund shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 30, 2011
Capital Advisors Growth Fund (Prospectus Summary) | Capital Advisors Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Capital Advisors Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Capital Advisors Growth Fund (the "Fund") seeks to achieve long-term capital growth.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 130.84%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	130.84%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets Before Expense Waiver" found in the Financial Highlights , which reflects the Fund's operating expenses and does not include acquired fund fees and expenses ("AFFE").
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and that you then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual expense limitation only in the first year).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in common stocks of U.S. companies. The Fund may also invest in securities of foreign companies that are publicly traded in the U.S., including American Depositary Receipts ("ADRs"). Under normal conditions, the
Fund will invest at least 65% of its total assets in common stocks of companies that the Advisor believes have the potential for long-term growth of capital. The Advisor uses the growth style of investing. Growth stocks are securities of companies that have or are expected to have above average earnings growth.

The Fund buys and sells stocks based on the Advisor's research, and focuses on characteristics that the Advisor believes allow a company to grow at an above-average rate for an extended period of time, including: dominant position within its industry; sustainable competitive advantage; shareholder oriented management philosophy; strong brand or franchise value; operating within a definable growing market; and strong research and development.

The Fund will consider selling stocks in its portfolio when the stock reaches its target, fundamentals supporting the stock's value deteriorate, and/or better investment alternatives exist.

The Fund is non-diversified which means that with respect to 50% of its total assets, it may make larger investments in individual companies than a fund that is diversified. However, with respect to the other 50% of its total assets, the
Fund may only invest 5% of its total assets in the securities of any one individual company.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund cannot guarantee that it will achieve its investment objective. There is the risk that you could lose money on your investment in the Fund. The following are the principal risks that could adversely affect the value of your investment in the Fund:

·  Equity Risk - the equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests;

 · Growth-Style Investing Risk - growth stocks may be more volatile than other types of stocks and may perform differently from the market as a whole;

·  Management Risk - the Fund's ability to achieve its investment objective depends on the ability of the Advisor to correctly identify economic trends and select stocks, particularly in volatile stock markets;

·  Market Risk - the value of stocks and other securities the Fund holds or the overall stock market may decline over short or extended periods;

·  Non-Diversification Risk - the Fund has the ability to take larger positions in a smaller number of issuers than a diversified fund and the Fund's share price may therefore be more volatile than the share price of a diversified fund; and

·  Non-U.S. Investment Risk - the Fund may invest, without limit, in foreign securities. These investments are subject to special risks. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund's investments.

Who May Want to Invest in the Fund?

The Fund may be appropriate for investors who:

· Are pursuing a long-term goal such as retirement;

· Want to add an investment with growth potential to diversify their investment portfolio; or

· Are willing to accept higher short-term risk along with a higher potential for long-term growth.

Risk, Lose Money	rr_RiskLoseMoney	There is the risk that you could lose money on your investment in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund has the ability to take larger positions in a smaller number of issuers than a diversified fund and the Fund's share price may therefore be more volatile than the share price of a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1,
5 and 10 years compare with those of a broad measure of market performance, as well as an index that reflects the market sectors in which the Fund invests. The
Fund's past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund's website at www.ciaox.com or by calling the Fund toll-free at
1-866-205-0523.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance, as well as an index that reflects the market sectors in which the Fund invests.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-866-205-0523
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.ciaox.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the Fund's highest quarterly return was 29.20% for the quarter ended December 31, 2001, and the lowest quarterly return was -30.23% for the quarter ended March 31, 2001.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund Shares" figure is higher than other return figures when a net capital loss occurs upon the redemption of Fund shares.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

The "Return After Taxes on Distributions and Sale of Fund Shares" figure is higher than other return figures when a net capital loss occurs upon the redemption of Fund shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
Capital Advisors Growth Fund (Prospectus Summary) | Capital Advisors Growth Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.23%)
Capital Advisors Growth Fund | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Capital Advisors Growth Fund | Russell 1000® Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.02%
Capital Advisors Growth Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a percentage of amount redeemed on shares held 7 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.78%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%	[1]
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.27%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	129
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	515
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	925
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,072
Annual Return 2001	rr_AnnualReturn2001	(24.05%)
Annual Return 2002	rr_AnnualReturn2002	(28.31%)
Annual Return 2003	rr_AnnualReturn2003	33.12%
Annual Return 2004	rr_AnnualReturn2004	12.52%
Annual Return 2005	rr_AnnualReturn2005	5.39%
Annual Return 2006	rr_AnnualReturn2006	6.93%
Annual Return 2007	rr_AnnualReturn2007	12.96%
Annual Return 2008	rr_AnnualReturn2008	(29.41%)
Annual Return 2009	rr_AnnualReturn2009	21.74%
Annual Return 2010	rr_AnnualReturn2010	11.54%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.97%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.05%)
Capital Advisors Growth Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.92%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.07%)
Capital Advisors Growth Fund | Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.55%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.04%)

[1]	Total Annual Fund Operating Expenses do not correlate to the "Ratio of Expenses to Average Net Assets Before Expense Waiver" found in the Financial Highlights , which reflects the Fund's operating expenses and does not include acquired fund fees and expenses ("AFFE").
[2]	Capital Advisors, Inc. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and/or pay Fund expenses to ensure that Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed 1.25% of the Fund's average daily net assets for its current fiscal year (the "Expense Cap"). The Expense Cap will remain in effect through at least April 30, 2012, and may only be terminated by the Board of Trustees (the "Board") of Advisors Series Trust (the "Trust"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.